Warrants (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Warrants Outstanding Exercise Price (in dollars per share)		$ 9.38	$ 0.375
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding Exercise Price (in dollars per share)	$ 28.00	$ 28.00
Warrants Outstanding (in shares)	10,550	10,550
Warrants Outstanding, Weighted Average Remaining Contractual Life (in years)	2 years 2 months 26 days	2 years 4 months 13 days	3 years 3 months 7 days
Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 18.50	$ 19.14	$ 24.50
Warrant [Member] | Exercise price 5.00
Class of Warrant or Right [Line Items]
Warrants Outstanding Exercise Price (in dollars per share)	$ 5.00
Warrants Outstanding (in shares)	65,500
Warrant [Member] | Exercise Price 6.25 - 56.25
Class of Warrant or Right [Line Items]
Warrants Outstanding (in shares)		2,853,716
Warrants Outstanding, Weighted Average Remaining Contractual Life (in years)		2 years 4 months 13 days
Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)		$ 19.25
Warrant [Member] | Exercise Price 6.25 - 56.25 | Maximum [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding Exercise Price (in dollars per share)		56.25
Warrant [Member] | Exercise Price 6.25 - 56.25 | Minimum [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding Exercise Price (in dollars per share)		6.25
Warrant [Member] | Exercise Price 6.25
Class of Warrant or Right [Line Items]
Warrants Outstanding Exercise Price (in dollars per share)	$ 6.25	$ 6.25
Warrants Outstanding (in shares)	186,166	186,166
Warrant [Member] | Exercise Price 9.50
Class of Warrant or Right [Line Items]
Warrants Outstanding Exercise Price (in dollars per share)	$ 9.50	$ 9.50
Warrants Outstanding (in shares)	707,044	707,044
Warrant [Member] | Exercise Price 10.00
Class of Warrant or Right [Line Items]
Warrants Outstanding Exercise Price (in dollars per share)	$ 10.00
Warrants Outstanding (in shares)	41,600
Warrant [Member] | Exercise Price 11.25
Class of Warrant or Right [Line Items]
Warrants Outstanding Exercise Price (in dollars per share)	$ 11.25	$ 11.25
Warrants Outstanding (in shares)	69,200	69,200
Warrant [Member] | Exercise Price 12.50
Class of Warrant or Right [Line Items]
Warrants Outstanding Exercise Price (in dollars per share)	$ 12.50	$ 12.50
Warrants Outstanding (in shares)	90,021	90,020
Warrant [Member] | Exercise Price 27.50
Class of Warrant or Right [Line Items]
Warrants Outstanding Exercise Price (in dollars per share)	$ 27.50	$ 27.50
Warrants Outstanding (in shares)	762,174	762,174
Warrant [Member] | Exercise Price 20.00
Class of Warrant or Right [Line Items]
Warrants Outstanding Exercise Price (in dollars per share)	$ 20.00	$ 20.00
Warrants Outstanding (in shares)	56,600	56,600
Warrant [Member] | Exercise Price 50.00
Class of Warrant or Right [Line Items]
Warrants Outstanding Exercise Price (in dollars per share)	$ 50.00	$ 50.00
Warrants Outstanding (in shares)	154,792	173,567
Warrant [Member] | Exercise Price 55.00
Class of Warrant or Right [Line Items]
Warrants Outstanding Exercise Price (in dollars per share)	$ 55.00	$ 55.00
Warrants Outstanding (in shares)	3,933	3,933
Warrant [Member] | Exercise Price 56.25
Class of Warrant or Right [Line Items]
Warrants Outstanding Exercise Price (in dollars per share)	$ 56.25	$ 56.25
Warrants Outstanding (in shares)	51,856	51,856
Warrant [Member] | Exercise Price 8.25
Class of Warrant or Right [Line Items]
Warrants Outstanding Exercise Price (in dollars per share)	$ 8.25	$ 8.25
Warrants Outstanding (in shares)	300,000	300,000
Warrant [Member] | Exercise Price 18.75
Class of Warrant or Right [Line Items]
Warrants Outstanding Exercise Price (in dollars per share)	$ 18.75	$ 18.75
Warrants Outstanding (in shares)	442,606	442,606
Warrant [Member] | Exercise Price 5.00-56.25
Class of Warrant or Right [Line Items]
Warrants Outstanding (in shares)	2,942,041
Warrants Outstanding, Weighted Average Remaining Contractual Life (in years)	2 years 2 months 26 days
Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 18.50
Warrant [Member] | Exercise Price 5.00-56.25 | Maximum [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding Exercise Price (in dollars per share)	56.25
Warrant [Member] | Exercise Price 5.00-56.25 | Minimum [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding Exercise Price (in dollars per share)	$ 5.00